June 27, 2014

Via EDGAR

Ms. Michelle Roberts
Senior Attorney
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington D.C. 20549

Re:    Principal Life Insurance Company Variable Life Separate Account (File No. 811-05118)
Principal Executive Variable Universal Life II (“EVUL II”) (File No. 333-149215)
Post-Effective Amendment No. 11 to the Registration Statement on Form N-6

Dear Ms. Roberts,

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), Principal Life Insurance Company Variable Life Separate Account (the “Registrant”) is filing with the Securities and Exchange Commission (“Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-6 under the Act and the Investment Company Act of 1940 (the “Amendment”).

The Amendment takes into account comments of the Staff of the Commission related to post-effective amendment number 10. The Amendment is being filed for the sole purpose of adding a supplement to the prospectus dated May 1, 2014 for the EVUL II. This Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted therein.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-235-1209 if you have any questions.
Sincerely,

/s/ Britney Schnathorst

Britney Schnathorst